MANAGED PORTFOLIO SERIES
(the “Trust”)

Jackson Square All-Cap Growth Fund
Jackson Square Global Growth Fund
Jackson Square Large-Cap Growth Fund
Jackson Square Select 20 Growth Fund
Jackson Square SMID-Cap Growth Fund

Supplement dated January 7, 2019 to the

Prospectus for the Funds dated February 28, 2018

Effective December 31, 2018, Greg Heywood is no longer serving as a Portfolio Manager of the Jackson Square All-Cap Growth Fund and Jackson Square Global Growth Fund.  All references to Mr. Heywood are hereby deleted from the Prospectus.

Additionally, effective January 7, 2019, Jackson Square Partners has appointed William Montana to serve as Portfolio Manager of the Jackson Square All-Cap Growth Fund and Jackson Square Large-Cap Growth Fund; Gregory Chory to serve as Portfolio Manager of the Jackson Square All-Cap Growth Fund and Jackson Square Select 20 Growth Fund; Brian Tolles to serve as Portfolio Manager of the Jackson Square All-Cap Growth Fund and Jackson Square Global Growth Fund; and Ian Ferry to serve as Portfolio Manager of the Jackson Square SMID-Cap Growth Fund.

The Portfolio Managers disclosure found on page 5 is deleted and replaced with the following:

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and, except where indicated, have managed the Fund since its inception:

Portfolio Managers	Title with Jackson Square
Jeffrey S. Van Harte, CFA	Chairman, Chief Investment Officer
Christopher J. Bonavico, CFA	Portfolio Manager, Research Analyst
Kenneth F. Broad, CFA	Portfolio Manager, Research Analyst
Christopher M. Ericksen, CFA	Portfolio Manager, Research Analyst
Ian D. Ferry	Portfolio Manager, Research Analyst
Patrick G. Fortier, CFA	Portfolio Manager, Research Analyst
Daniel J. Prislin, CFA	Portfolio Manager, Research Analyst
William Montana (1)	Portfolio Manager, Research Analyst
Gregory Chory (1)	Portfolio Manager, Research Analyst
Brian Tolles (1)	Portfolio Manager, Research Analyst
(1) Messrs. Montana, Chory and Tolles have managed the Fund since January 2019.

The Portfolio Managers disclosure found on page 12 is deleted and replaced with the following:

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and, except where indicated, have managed the Fund since its inception:

Portfolio Managers	Title with Jackson Square
Christopher J. Bonavico, CFA	Portfolio Manager, Research Analyst
Patrick G. Fortier, CFA	Portfolio Manager, Research Analyst
Brian Tolles (1)	Portfolio Manager, Research Analyst
(1) Mr. Tolles has managed the Fund since January 2019.

The Portfolio Managers disclosure found on page 18 is deleted and replaced with the following:

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and, except where indicated, have managed the Fund since its inception:

Portfolio Managers	Title with Jackson Square
Jeffrey S. Van Harte, CFA	Chairman, Chief Investment Officer
Christopher J. Bonavico, CFA	Portfolio Manager, Research Analyst
Christopher M. Ericksen, CFA	Portfolio Manager, Research Analyst
Daniel J. Prislin, CFA	Portfolio Manager, Research Analyst
William Montana (1)	Portfolio Manager, Research Analyst
(1) Mr. Montana has managed the Fund since January 2019.

The Portfolio Managers disclosure found on page 24 is deleted and replaced with the following:

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and, except where indicated, have managed the Fund since its inception:

Portfolio Managers	Title with Jackson Square
Jeffrey S. Van Harte, CFA	Chairman, Chief Investment Officer
Christopher J. Bonavico, CFA	Portfolio Manager, Research Analyst
Kenneth F. Broad, CFA	Portfolio Manager, Research Analyst
Daniel J. Prislin, CFA	Portfolio Manager, Research Analyst
Gregory Chory (1)	Portfolio Manager, Research Analyst
(1) Mr. Chory has managed the Fund since January 2019.

The Portfolio Managers disclosure found on page 30 is deleted and replaced with the following:

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and, except where indicated, have managed the Fund since its inception:

Portfolio Managers	Title with Jackson Square
Christopher J. Bonavico, CFA	Portfolio Manager, Research Analyst
Kenneth F. Broad, CFA	Portfolio Manager, Research Analyst
Ian Ferry (1)	Portfolio Manager, Research Analyst
(1) Mr. Ferry has managed the Fund since January 2019.

The Portfolio Managers’ biographies starting on page 39 of the Prospectus are amended and supplemented to include the following information:

Ian D. Ferry
Portfolio Manager, Research Analyst — All-Cap Growth Fund and SMID-Cap Growth Fund

Ian D. Ferry has been a member of Jackson Square since its inception in May 2014 as a portfolio manager and research analyst.  Prior to joining Jackson Square, he was a portfolio manager and equity analyst on the Delaware Investments Focus Growth Equity team from November 2011 to April 2014.  Prior to joining Delaware Investments, he was an equity research analyst with Fidelity from August 2010 to October 2011.  Before that, he completed an internship as an analyst with Carlson Capital in summer 2009.  Previously, he worked with HarbourVest Partners from 2005 to 2008 in its private equity group, where he analyzed and completed growth equity investments and leveraged buyouts.  Mr. Ferry began his career with Houlihan Lokey in 2004 as a financial analyst. He received an MBA, with a concentration in management, from The Wharton School of the University of Pennsylvania in 2010 and a bachelor’s degree in finance from Tulane University.

William Montana
Portfolio Manager, Research Analyst - All-Cap Growth Fund and Large-Cap Growth Fund

William Montana joined Jackson Square in September 2014. Prior to joining Jackson Square, he was an associate at TPG Capital, a private equity firm, from August 2011 to August 2014, focusing on growth capital opportunities.  Before that, Mr. Montana spent two years at Goldman Sachs as an investment banking analyst, focusing on financial institutions.  He received a bachelor’s degree from Georgetown University.

Gregory Chory
Portfolio Manager, Research Analyst - All-Cap Growth Fund and Select 20 Growth Fund

Gregory L. Chory joined Jackson Square in September 2014. Prior to joining Jackson Square, he was an associate from July 2011 to August 2014 at Technology Crossover Ventures, a venture capital firm, focusing on the software and services industries. Before that, Mr. Chory spent three years as an investment banking analyst for BMO Capital Markets in the business services and media group. He received a bachelor’s degree from Emory University.

Brian Tolles
Portfolio Manager, Research Analyst - All-Cap Growth Fund and Global Growth Fund

Brian Tolles joined Jackson Square in February 2016. Prior to joining Jackson Square, he was an investment banking analyst at Qatalyst Partners from June 2014 to January 2016, focusing on technology companies. He received a bachelor’s degree from the Wharton School of the University of Pennsylvania.

This supplement should be retained with your Prospectus for future reference.

MANAGED PORTFOLIO SERIES
(the “Trust”)

Jackson Square All-Cap Growth Fund
Jackson Square Global Growth Fund
Jackson Square Large-Cap Growth Fund
Jackson Square Select 20 Growth Fund
Jackson Square SMID-Cap Growth Fund

Supplement dated January 7, 2019 to the

Statement of Additional Information (“SAI”) for the Funds dated February 28, 2018

Effective December 31, 2018, Greg Heywood is no longer serving as a Portfolio Manager of the Jackson Square All-Cap Growth Fund and Jackson Square Global Growth Fund.  All references to Mr. Heywood are hereby deleted from the SAI.

Additionally, effective January 7, 2019, Jackson Square Partners has appointed William Montana to serve as Portfolio Manager of the Jackson Square All-Cap Growth Fund and Jackson Square Large-Cap Growth Fund; Gregory Chory to serve as Portfolio Manager of the Jackson Square All-Cap Growth Fund and Jackson Square Select 20 Growth Fund; Brian Tolles to serve as Portfolio Manager of the Jackson Square All-Cap Growth Fund and Jackson Square Global Growth Fund; and Ian Ferry to serve as Portfolio Manager of the Jackson Square SMID-Cap Growth Fund.

The table beginning on page 36 of the SAI is hereby amended and supplemented with the following for Messrs. Montana, Chory, Tolles and Ferry:

The following provides information regarding other accounts managed by the Portfolio Managers, excluding the Funds, as of December 31, 2018:

Manager	Category	# of Accounts	Total Assets (in millions)	# of Accounts Paying a Performance Fee	Total Assets Paying a Performance Fee (in millions)

Ian D. Ferry, CFA	Registered investment companies	2	$277	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	6	$1	0	$0

Gregory Chory	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	14	$1	0	$0

Manager	Category	# of Accounts	Total Assets (in millions)	# of Accounts Paying a Performance Fee	Total Assets Paying a Performance Fee (in millions

William Montana	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	4	$1	0	$0

Brian Tolles	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	4	$1	0	$0

In addition, the table showing each Portfolio Manager’s dollar range of beneficially owned shares for each fund beginning on page 38 is hereby amended and supplemented with the following for Messrs. Montana, Chory, Tolles and Ferry:

The following table indicates the dollar range of Fund shares beneficially owned by each Portfolio Manager as of December 31, 2018:

Dollar Range of Shares Beneficially Owned (None, $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001 - $500,000; $500,001-$1,000,000; Over $1,000,000)
Jackson Square All-Cap Fund
Portfolio Manager
Ian D. Ferry, CFA	$100,001-$500,000
William Montana	None
Gregory Chory	$10,001-$50,000
Brian Tolles	None
Jackson Square Global Growth Fund
Portfolio Manager
Brian Tolles	$100,001-$500,000
Jackson Square Select 20 Fund
Portfolio Manager
Gregory Chory	$100,001-$500,000
Jackson Square SMID-Cap Growth Fund
Portfolio Manager
Ian Ferry	$100,001-$500,000
Jackson Square Large-Cap Growth Fund
Portfolio Manager
William Montana	$100,001-$500,000

This supplement should be retained with your SAI for future reference.